Stock-Based Compensation (Details 2) (Options, UHS Holdco, Inc., (Parent), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Risk-free interest rate, minimum (as a percent)		0.73%
Risk-free interest rate, maximum (as a percent)		3.08%
Risk-free interest rate (as a percent)	0.94%
Expected volatility, minimum (as a percent)		31.90%
Expected volatility, maximum (as a percent)		38.10%
Expected volatility (as a percent)	36.00%
Expected option life	6 years 9 months
Black-Scholes Value of options (in dollars per share)	$ 0.53
Minimum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life		3 years 10 months 24 days
Black-Scholes Value of options (in dollars per share)		0.72
Maximum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life		6 years 7 months 6 days
Black-Scholes Value of options (in dollars per share)		1.03